Note 2 - Summary of significant accounting policies: Revenue recognition: Summary of the company's revenues by geographic locations are summarized (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Summary of the company's revenues by geographic locations are summarized

	For the Years Ended December 31,
	2024	2023	2022
China revenues	$5,929,986	$5,333,982	$5,812,884
Singapore revenues	6,880,263	9,028,520	10,521,516
Total revenues	$12,810,249	$14,362,502	$16,334,400